Segment information - Geographical information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of geographic information
Number of operating segments | segment	1
Number of reporting segments | segment	1
Revenue from contracts with customers	$ 2,708	$ 2,468	$ 2,194
United States
Disclosure of geographic information
Revenue from contracts with customers	520	401	311
Philippines
Disclosure of geographic information
Revenue from contracts with customers	466	448	344
Canada
Disclosure of geographic information
Revenue from contracts with customers	268	217	188
Net long-lived assets	3,528	2,373
Guatemala
Disclosure of geographic information
Revenue from contracts with customers	261	224	185
Germany
Disclosure of geographic information
Revenue from contracts with customers	221	275	312
El Salvador
Disclosure of geographic information
Revenue from contracts with customers	169	140	121
Spain
Disclosure of geographic information
Revenue from contracts with customers	149	127	130
Bulgaria
Disclosure of geographic information
Revenue from contracts with customers	127	129	124
India
Disclosure of geographic information
Revenue from contracts with customers	120	99	72
Other
Disclosure of geographic information
Revenue from contracts with customers	407	408	$ 407
Outside of Canada
Disclosure of geographic information
Net long-lived assets	$ 499	$ 434